--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

We are pleased to provide you with the Cash Equivalent Fund annual report for the year ended July 31, 1996. Your Fund's management greatly appreciates your decision to invest in Cash Equivalent Fund. During the past year, each of the Fund's Portfolios--Money Market, Government Securities and Tax-Exempt, registered solid performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK

Recent strengths in the U.S. economy suggest that interest rates are not likely to decline. We feel that the economy's growth path, while moderate, will continue above the trend for the rest of 1996. Moreover, the trend for inflation in the near future appears to remain subdued. In this context, we anticipate a period of rate stability with a rising probability of higher rate levels as the year progresses.

We look forward to meeting the challenges which the economy and the financial markets will present in the months ahead. As always, we are dedicated in our attempt to provide our shareholders with excellent investment results.

Your Fund's management thanks you for the vote of confidence you have shown through your investment, and continues its dedication to performance. We look forward to serving your investment needs for years to come.
Sincerely,
John W. Stuebe
John W. Stuebe
Vice President and Portfolio Manager
August 12, 1996

John Stuebe is First Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Cash Equivalent Fund. Mr. Stuebe holds a B.S. degree in Finance from the University of Illinois and a M.S. degree in Economics from DePaul University.

PORTFOLIO RESULTS

For the year ended July 31, 1996, the Fund's three Portfolios had the following net annualized yields:

The Money Market Portfolio had a net annualized yield of 4.82%.

The Government Securities Portfolio had a net annualized yield of 4.87%.

The Tax-Exempt Portfolio had a net annualized yield of 3.06% and a tax-equivalent yield of 4.86%.

An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

NOTES

Each Portfolio's net annualized yield for the year ended July 31, 1996 is the annualized sum of the daily dividend rates for the period. The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

    Cash Equivalent Fund                                                       2

   -----------------------------------------------------------------------------
   MONEY MARKET PORTFOLIO
   Investments at July 31, 1996
   (Value in thousands)

   -----------------------------------------------------------------------------

  CORPORATE OBLIGATIONS                               Value
   BANKING--2.5%
   ---------------------------------------------------------
   Sumitomo Bank Capital Markets, Inc.
     5.52% - 5.53%, 8/5/96 - 8/19/96              $   49,916
   ---------------------------------------------------------
(a)Wells Fargo & Co.
     5.58%, 9/18/96                                   20,002
   ---------------------------------------------------------
                                                   69,918
   BUSINESS LOANS--24.2%
   ---------------------------------------------------------
   Astro Capital Corp.
     5.50% - 5.53%, 8/30/96 - 9/10/96                 34,830
   ---------------------------------------------------------
   Broadway Capital Corp.
     5.47%, 8/1/96                                    10,000
   ---------------------------------------------------------
   CSW Credit, Inc.
     5.46%, 8/28/96                                   14,939
   ---------------------------------------------------------
   CXC Incorporated
     5.42%, 8/12/96                                   24,959
   ---------------------------------------------------------
   Clipper Receivables Corp.
     5.40%, 8/23/96                                   24,918
   ---------------------------------------------------------
(a)Emprise I Corporation
     5.70%, 9/23/96                                   25,000
   ---------------------------------------------------------
   Enterprise Funding Corp.
     5.35% - 5.45%, 8/1/96 - 8/15/96                  49,963
   ---------------------------------------------------------
(a)Finova Capital Corporation
     5.58%, 8/15/96                                   35,000
   ---------------------------------------------------------
   First Brands Commercial Inc.
     5.45%, 8/12/96                                   14,975
   ---------------------------------------------------------
(a)Heller Financial, Inc.
     5.61% - 5.66%, 8/1/96 - 10/1/96                  35,007
   ---------------------------------------------------------
   Jet Funding Corporation
     5.54%, 9/30/96                                   39,637
   ---------------------------------------------------------
   Madison Funding Corp.
     5.44%, 8/20/96                                   24,928
   ---------------------------------------------------------
   Monte Rosa Capital Corp.
     5.41%, 8/12/96                                   24,959
   ---------------------------------------------------------
   National Fleet Funding Corp.
     5.44% - 5.49%, 8/21/96 - 8/23/96                 34,892
   ---------------------------------------------------------
   Orix America, Inc.
     5.31% - 5.50%, 8/1/96 - 9/4/96                   52,415
   ---------------------------------------------------------
   Prudential Funding Corp.
     5.38%, 8/12/96                                   24,959
   ---------------------------------------------------------
   Receivables Capital Corp.
     5.44%, 8/12/96                                    9,983
   ---------------------------------------------------------
(a)Sanwa Business Credit Corp.
     5.55% - 5.57%, 8/5/96 - 8/16/96                  50,000
   ---------------------------------------------------------

                                                       Value
   Sony Capital Corp.
     5.43%, 8/6/96                                $   19,985
   ---------------------------------------------------------
   Stellar Capital Corporation
     5.43% - 5.47%, 8/7/96 - 9/12/96                  44,851
   ---------------------------------------------------------
   Windmill Funding Corp.
     5.40% - 5.44%, 8/15/96 - 8/28/96                 49,847
   ---------------------------------------------------------
   Working Capital Management Co., L.P.
     5.48%, 8/13/96                                   24,955
   ---------------------------------------------------------
                                                     671,002
   CAPITAL AND EQUIPMENT LENDING--3.4%
   ---------------------------------------------------------
   Deere (John) Capital Corporation
     5.42%, 8/22/96                                   24,922
   ---------------------------------------------------------
   Golden Manager's Acceptance Corp.
     5.40%, 8/21/96                                   34,895
   ---------------------------------------------------------
   IBM Credit Corp.
     5.98%, 5/29/97                                   24,952
   ---------------------------------------------------------
   SRD Finance Inc.
     5.44%, 8/8/96                                     9,989
   ---------------------------------------------------------
                                                      94,758
   COMMUNICATIONS AND MEDIA--.9%
   ---------------------------------------------------------
   Electronic Data Systems Corp.
     5.35%, 8/2/96                                    24,996
   ---------------------------------------------------------

   CONSUMER LENDING--10.1%
   ---------------------------------------------------------
   American Express Credit Corp.
     5.36%, 8/14/96                                   24,952
   ---------------------------------------------------------
(a)American Honda Finance Corporation
     5.55%, 8/12/96                                   25,000
   ---------------------------------------------------------
(a)Chrysler Financial Corporation
     5.88%, 8/15/96                                   10,006
   ---------------------------------------------------------
   Countrywide Funding Corporation
     5.43%, 8/27/96                                   24,903
   ---------------------------------------------------------
   Ford Motor Credit Company
(a)  5.33%, 8/5/96                                    11,000
     5.39%, 8/27/96                                   24,903
   ---------------------------------------------------------
(b)GMAC Mortgage Corporation of Pennsylvania
     5.68%, 8/30/96                                   29,863
   ---------------------------------------------------------
(a)Household Finance Corp.
     5.47%, 8/28/96                                   25,000
   ---------------------------------------------------------
   Mitsubishi Motors Credit of America, Inc.
     5.47% - 5.48%, 8/1/96 - 8/5/96                   34,994
   ---------------------------------------------------------
   New Center Asset Trust
     5.41%, 8/26/96                                   24,907
   ---------------------------------------------------------

       Cash Equivalent Fund                                                    3
      --------------------------------------------------------------------------
      MONEY MARKET PORTFOLIO
      Investments at July 31, 1996
      (Value in thousands)

      --------------------------------------------------------------------------

   (a)PHH Corporation                                  Value
        5.37%, 8/26/96                               $    9,997
      ---------------------------------------------------------
      Sears Roebuck Acceptance Corp.
        5.42%, 9/12/96                                   34,780
      ---------------------------------------------------------
                                                        280,305
      CONSUMER PRODUCTS AND SERVICES--.9%
      ---------------------------------------------------------
      Coca-Cola Enterprises Inc.
        5.45%, 8/6/96                                    24,981
      ---------------------------------------------------------
      DIVERSIFIED FINANCE--8.4%
      ---------------------------------------------------------
      APEX Funding Corp.
        5.66%, 10/31/96                                   9,859
      ---------------------------------------------------------
      Associates Corporation of North America
        5.44%, 8/26/96                                   49,813
      ---------------------------------------------------------
      Dynamic Funding Corporation
        5.50% - 5.59%, 8/5/96 - 8/9/96                   39,960
      ---------------------------------------------------------
      General Electric Capital Corp.
        5.41%, 8/19/96                                   49,866
      ---------------------------------------------------------
      Norwest Financial, Inc.
        5.41%, 8/14/96                                   24,951
      ---------------------------------------------------------
      Old Line Funding Corp.
        5.40% - 5.43%, 8/20/96 - 9/4/96                  34,878
      ---------------------------------------------------------
      STRAIT Capital Corporation
        5.43%, 9/3/96                                    24,876
      ---------------------------------------------------------
                                                        234,203
      FINANCIAL SERVICES--7.2%
      ---------------------------------------------------------
   (a)Bear Stearns Companies Inc.
        5.52% - 5.53%, 8/6/96 - 8/19/96                  30,000
      ---------------------------------------------------------
   (a)CS First Boston, Inc.
        5.51%, 8/14/96                                   10,000
      ---------------------------------------------------------
   (a)Goldman, Sachs & Co.
        5.47%, 8/25/96                                   35,000
      ---------------------------------------------------------
(a)(b)Lehman Brothers Holdings Inc.
        5.59%, 8/21/96                                   40,000
      ---------------------------------------------------------
      Morgan Stanley Group Inc.
        5.40%, 8/13/96                                   24,955
      ---------------------------------------------------------
      Nomura Holding America Inc.
        5.47%, 8/5/96                                    24,985
      ---------------------------------------------------------
      Salomon Inc.
        6.00% - 6.42%, 1/17/97 - 4/21/97                 33,879
      ---------------------------------------------------------
                                                        198,819
      HEALTH CARE AND PRODUCTS--1.2%
      ---------------------------------------------------------
      American Home Food Products Inc.
        5.45%, 8/15/96                                   34,927
      ---------------------------------------------------------

                                                    Value
      MANUFACTURING AND INDUSTRIAL--2.2%
      ---------------------------------------------------------
      IBM Corporation
        5.26%, 2/28/97                               $    9,986
      ---------------------------------------------------------
      Whirlpool Corporation
        5.47%, 8/22/96                                   49,842
      ---------------------------------------------------------
                                                         59,828
      UTILITIES--6.3%
      ---------------------------------------------------------
      AES Shady Point, Inc.
        5.50%, 9/4/96                                    14,923
      ---------------------------------------------------------
      Brazos River Authority, Texas
        5.43%, 8/8/96                                    50,000
      ---------------------------------------------------------
      GTE Corporation
        5.41% - 5.46%, 8/7/96 - 8/30/96                  49,869
      ---------------------------------------------------------
      Gulf Coast Waste Authority, Texas
        5.43%, 9/9/96                                    34,000
      ---------------------------------------------------------
      Nynex Corporation
        5.41%, 8/8/96                                    24,974
      ---------------------------------------------------------
                                                        173,766
      ---------------------------------------------------------

      TOTAL CORPORATE OBLIGATIONS--67.3%
      (average maturity: 28 days)                     1,867,503
      ---------------------------------------------------------

      BANK OBLIGATIONS

      CERTIFICATES OF DEPOSIT
   (a)FCC National Bank
        5.36%, 8/1/96                                    14,998
      ---------------------------------------------------------
   (a)First National Bank of Boston
        5.36%, 8/1/96                                    14,994
      ---------------------------------------------------------
      Harris Trust & Savings Bank
        6.10%, 6/17/97                                    9,995
      ---------------------------------------------------------
   (a)Key Bank of Maine
        5.44%, 8/14/96                                   19,992
      ---------------------------------------------------------
      MBNA America Bank N.A.
        5.41% - 5.42%, 8/21/96 - 9/12/96                 50,000
      ---------------------------------------------------------
   (a)Mercantile Bankshares Corporation
        5.61%, 8/19/96                                   15,005
      ---------------------------------------------------------
      NationsBank N.A.
        5.72%, 4/30/97                                   14,994
      ---------------------------------------------------------
   (a)PNC Bank N.A.
        5.40% - 5.41% 8/5/96 - 8/20/96                   49,987
      ---------------------------------------------------------

      TOTAL BANK OBLIGATIONS--6.9%
      (average maturity: 52 days)                       189,965
      ---------------------------------------------------------

 Cash Equivalent Fund                                                          4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at July 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

(c)REPURCHASE AGREEMENTS                            Value
(Dated 6/96 and 7/96, collateralized by
Federal Home Loan Mortgage Corporation,
Federal National Mortgage Association,
Government National Mortgage Association and
U.S. Treasury securities)
---------------------------------------------------------
Chase Securities, Inc.
(held at The Chase Manhattan Bank, N.A.)
  5.41%, 8/14/96 - 8/23/96                     $  100,000
---------------------------------------------------------
Goldman, Sachs & Co.
(held at The Bank of New York)
  5.40% - 5.65%, 8/1/96 - 9/11/96                 315,000
---------------------------------------------------------
Lehman Government Securities Inc.
(held at The Chase Manhattan Bank, N.A.)
  5.36% - 5.42%, 8/6/96 - 9/10/96                 225,000
---------------------------------------------------------
Salomon Brothers Inc.
(held at The Bank of New York)
  5.40%, 9/13/96                                   25,000
---------------------------------------------------------

                                                    Value
TOTAL REPURCHASE AGREEMENTS--24.0%
(average maturity: 25 days)                    $  665,000
---------------------------------------------------------

U.S. TREASURY NOTES--1.6%
(average maturity: 183 days)
  5.06%, 1/31/97                                   45,522
---------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(average maturity: 31 days)                     2,767,990
---------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--.2%                               6,605
---------------------------------------------------------

NET ASSETS--100%                               $2,774,595
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

    Cash Equivalent Fund                                                       5

   -----------------------------------------------------------------------------
   GOVERNMENT SECURITIES PORTFOLIO
   Investments at July 31, 1996
   (Value in thousands)

   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------

                                                       Value
   U.S. TREASURY NOTES--4.6%
   (average maturity: 183 days)
       5.08%, 1/31/97                             $   73,839
   ---------------------------------------------------------
   SHORT-TERM NOTES
   (Issued or guaranteed by U.S. Government
   agencies or instrumentalities)
   ---------------------------------------------------------
(a)Agency for International Development
     Government of Israel
       5.75%, 8/6/96                                   5,663
   ---------------------------------------------------------
(a)Export-Import Bank of the United States
     Cathay Pacific Airways Limited
       5.69%, 8/13/96                                 20,101
     KA Leasing, Ltd.
       5.69%, 8/15/96                                 17,287
     Kuwait Investment Authority
       5.80%, 8/15/96                                 35,508
     VARIG Brazilian Airlines
       5.69%, 8/15/96                                 21,953
   ---------------------------------------------------------
   Federal Farm Credit Banks
       5.81%, 8/1/96                                  32,200
   ---------------------------------------------------------
   Federal Home Loan Bank
(a)    5.43%, 8/2/96                                  25,605
       5.36%, 10/11/96                                 9,897
   ---------------------------------------------------------
   Federal Home Loan Bank
     Downey Savings & Loan
       5.58%, 11/14/96                                 5,413
   ---------------------------------------------------------
(a)Federal National Mortgage Association
       5.59% - 5.85%, 8/1/96 - 8/6/96                 86,979
   ---------------------------------------------------------
(a)Overseas Private Investment Corporation
     International Paper Company
       5.69%, 8/15/96                                 14,500
     Omolon
       5.64%, 8/6/96                                  19,500
   ---------------------------------------------------------
   Student Loan Marketing Association
(a)    5.53% - 5.87%, 8/6/96 - 6/30/97               221,185
       6.10%, 6/30/97                                 16,929
   ---------------------------------------------------------
   Tennessee Valley Authority
       5.18%, 1/15/97                                  3,011
   ---------------------------------------------------------

   TOTAL SHORT-TERM NOTES--33.6%
   (average maturity: 36 days)                       535,731
   ---------------------------------------------------------

                                                       Value
(c)REPURCHASE AGREEMENTS
   (Dated 6/96 and 7/96, collateralized by
   Federal Home Loan Mortgage Corporation,
   Federal National Mortgage Association,
   Government National Mortgage Association and
   U.S. Treasury securities)
   ---------------------------------------------------------
   Bear, Stearns & Co. Inc.
       5.39% - 5.40%, 8/5/96 - 8/19/96            $   90,000
   ---------------------------------------------------------
   CS First Boston Inc.
   (held at The Chase Manhattan Bank, N.A.)
       5.35% - 5.80%, 8/1/96 - 8/5/96                 62,500
   ---------------------------------------------------------
   Chase Securities, Inc.
   (held at The Chase Manhattan Bank, N.A.)
       5.37% - 5.39%, 8/5/96 - 8/7/96                164,000
   ---------------------------------------------------------
   Donaldson, Lufkin & Jenrette Securities
   Corporation
   (held at The Chase Manhattan Bank, N.A.)
       5.75%, 8/1/96                                  70,000
   ---------------------------------------------------------
   Goldman, Sachs & Co.
   (held at The Bank of New York)
       5.40% - 5.42%, 9/4/96 - 9/18/96               147,000
   ---------------------------------------------------------
   Lehman Government Securities Inc.
   (held at The Chase Manhattan Bank, N.A.)
       5.39% - 5.42%, 8/14/96 - 9/4/96               153,500
   ---------------------------------------------------------
   Nikko Securities Co. International, Inc.
   (held at The Bank of New York)
       5.35% - 5.37%, 8/14/96 - 8/19/96              100,000
   ---------------------------------------------------------
   Nomura Securities International, Inc.
   (held at The Bank of New York)
       5.40% - 5.41%, 8/14/96 - 8/19/96              125,000
   ---------------------------------------------------------
   Salomon Brothers Inc.
   (held at The Bank of New York)
       5.43%, 8/7/96                                  70,000
   ---------------------------------------------------------

   TOTAL REPURCHASE AGREEMENTS--61.6%
   (average maturity: 14 days)                       982,000
   ---------------------------------------------------------

   TOTAL INVESTMENTS--99.8%
   (average maturity: 30 days)                     1,591,570
   ---------------------------------------------------------

   CASH AND OTHER ASSETS,
   LESS LIABILITIES--.2%                               2,558
   ---------------------------------------------------------

   NET ASSETS--100%                               $1,594,128
   ---------------------------------------------------------

 Cash Equivalent Fund                                                          6

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

      (a)VARIABLE RATE DEMAND SECURITIES         Value
ALABAMA
---------------------------------------------------------
Birmingham
Special Care Facilities Financing Authority
    4.05%                                      $    3,960
ALASKA
---------------------------------------------------------
Industrial Development and Export Authority
    4.20%                                           1,200
ARIZONA
---------------------------------------------------------
Health Facilities Authority
    3.65%                                          12,000
CALIFORNIA
---------------------------------------------------------
Los Angeles
Harbor Improvement Corporation
    3.70%                                          12,500
DELAWARE
---------------------------------------------------------
New Castle County
General Motors Corporation
    3.70%                                           3,775
DISTRICT OF COLUMBIA
---------------------------------------------------------
General Obligation
    3.75%                                          13,300
---------------------------------------------------------
National Children's Center, Inc.
    3.65%                                           6,100
GEORGIA
---------------------------------------------------------
DeKalb County
Pollution Control Revenue
    3.80%                                           5,000
---------------------------------------------------------
Fulton County
Development Authority
    3.70%                                           7,515
---------------------------------------------------------
Wayne County
Solid Waste Management Authority
    4.45%                                           4,400
ILLINOIS
---------------------------------------------------------
Alsip
Industrial Development Revenue
    3.70%                                           3,750
---------------------------------------------------------
Chicago
O'Hare International Airport
Special Facility Revenue
    3.65%                                           7,800
---------------------------------------------------------

                                                 Value
Development Finance Authority
    4.04%                                      $   15,800
---------------------------------------------------------
Havana
Industrial Development Revenue
    3.90%                                           3,000
---------------------------------------------------------
Health Facilities Authority
    3.70%                                          10,000
---------------------------------------------------------
Rockford
Industrial Project Revenue
    3.89%                                           6,300
---------------------------------------------------------
Student Loan Revenue
    3.75%                                           8,000
INDIANA
---------------------------------------------------------
Fort Wayne
Hospital Authority
    3.60%                                           3,515
---------------------------------------------------------
Health Facility Financing Authority
    3.86%                                          21,490
---------------------------------------------------------
Ossian
Economic Development
    3.75%                                           5,000
---------------------------------------------------------
Rockport
Pollution Control Revenue
    3.65%                                          10,000
---------------------------------------------------------
Seymour
Economic Development Revenue
    4.25%                                           3,600
IOWA
---------------------------------------------------------
Higher Education Loan Authority
    4.10%                                           9,700
KANSAS
---------------------------------------------------------
Kansas City
Pollution Control Revenue
    3.80%                                          20,835
KENTUCKY
---------------------------------------------------------
Boone County
  Industrial Development Revenue
    3.90%                                           4,700
  Pollution Control Revenue
    3.55%                                           8,000
---------------------------------------------------------
Bowling Green
Industrial Building Revenue
    4.25%                                           2,400
---------------------------------------------------------

 Cash Equivalent Fund                                                          7
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

Shelbyville                                      Value
Industrial Building Revenue
    4.25%                                      $    3,500
MARYLAND
---------------------------------------------------------
Baltimore County
Multi-Family Housing Revenue
    3.85%                                          10,994
MONTANA
---------------------------------------------------------
Forsyth
Pollution Control Revenue
    3.85%                                           4,500
NEVADA
---------------------------------------------------------
Department of Business and Industry
    3.85%                                           5,000
NEW YORK
---------------------------------------------------------
New York City
General Obligation
    3.68%                                          22,400
NORTH CAROLINA
---------------------------------------------------------
Lenoir County
Pollution Control Financing Authority
    3.90%                                           6,000
OREGON
---------------------------------------------------------
Economic Development Revenue
    3.85%                                           4,500
PENNSYLVANIA
---------------------------------------------------------
Delaware County
Redevelopment Authority
    4.60%                                          13,000
---------------------------------------------------------
Delaware Valley
Regional Finance Authority
    3.70%                                          18,200
---------------------------------------------------------
Lehigh County
Industrial Development Authority
    3.55%                                          10,300
SOUTH CAROLINA
---------------------------------------------------------
Richland County
Hospital Revenue
    4.10%                                           5,300
---------------------------------------------------------

                                                 Value
TENNESSEE
---------------------------------------------------------
Clarksville
Public Building Authority
    3.65%                                      $    7,300
---------------------------------------------------------
Nashville and Davidson County
Multi-Family Housing Revenue
    4.20%                                           5,000
---------------------------------------------------------
Smyrna Housing Association
Multi-Family Housing Revenue
    4.20%                                           3,000
TEXAS
---------------------------------------------------------
Calhoun County
Industrial Development Authority
    3.75%                                          21,500
UTAH
---------------------------------------------------------
Ogden City
Industrial Development Revenue
    4.10%                                           3,750
VERMONT
---------------------------------------------------------
Economic Development Authority
    4.15%                                           5,000
VIRGINIA
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.65%                                          21,900
WASHINGTON
---------------------------------------------------------
Port Angeles
Industrial Development Corporation
    4.25%                                           7,400
WISCONSIN
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    3.75%                                           9,000
---------------------------------------------------------

TOTAL VARIABLE RATE
DEMAND SECURITIES--43.1%
(average maturity: 6 days)                        401,184
---------------------------------------------------------

OTHER SECURITIES
ALASKA
---------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.40% - 3.80%, 8/8/96 - 9/11/96                19,700
---------------------------------------------------------

 Cash Equivalent Fund                                                          8
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

ARIZONA                                          Value
---------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.40% - 3.70%, 8/9/96 - 9/20/96            $   33,900
CALIFORNIA
---------------------------------------------------------
Revenue Anticipation Warrants
    3.97%, 6/30/97                                  9,041
COLORADO
---------------------------------------------------------
Denver City and County
Airport System Revenue
    3.75% - 3.95%, 8/8/96 - 8/13/96                39,505
---------------------------------------------------------
Platte River Power Authority
    3.65%, 8/8/96                                   5,700
FLORIDA
---------------------------------------------------------
Orlando
Waste Water System Revenue
    3.50%, 8/21/96                                  4,065
---------------------------------------------------------
Pinellas County
Educational Facilities Authority
    3.50%, 8/12/96                                  7,700
---------------------------------------------------------
Sarasota County
Public Hospital District
    3.85%, 8/13/96                                  5,850
---------------------------------------------------------
Sunshine State Governmental Financing
    Commission
    3.40% - 3.65%, 8/21/96 - 9/26/96               23,350
GEORGIA
---------------------------------------------------------
Municipal Electric Authority
    3.60% - 3.75%, 8/15/96 - 9/11/96               23,650
---------------------------------------------------------
Municipal Gas Authority
    3.70%, 8/13/96                                  7,115
ILLINOIS
---------------------------------------------------------
Chicago
General Obligation
    3.60%, 9/10/96                                  2,500
---------------------------------------------------------
Development Finance Authority
    3.50%, 8/21/96                                  7,300
---------------------------------------------------------
Educational Facilities Authority
    3.30% - 3.60%, 8/12/96 - 9/27/96               21,509
---------------------------------------------------------

                                                 Value
INDIANA
---------------------------------------------------------
Bond Bank
Advance Funding Program Notes
    3.50%, 1/9/97                                  11,035
---------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.45%, 8/20/96                                  2,400
---------------------------------------------------------
Sullivan
Pollution Control Revenue
    3.50%, 8/14/96                                  9,790
KANSAS
---------------------------------------------------------
Burlington
Pollution Control and Improvement Revenue
    3.75%, 9/11/96                                 18,700
KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.75%, 9/11/96                                 10,755
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    3.75%, 9/11/96                                 24,040
MARYLAND
---------------------------------------------------------
Anne-Arundel County
Port Facilities Revenue
    3.65%, 9/20/96                                  6,000
MICHIGAN
---------------------------------------------------------
Strategic Fund
    3.65%, 9/12/96                                 10,000
MINNESOTA
---------------------------------------------------------
University of Minnesota
    3.60%, 9/25/96                                  8,000
MISSISSIPPI
---------------------------------------------------------
Claiborne County
Pollution Control Revenue
    3.75%, 9/11/96                                  8,375
NEBRASKA
---------------------------------------------------------
Public Power District
    3.60%, 9/25/96                                  4,000
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    3.60% - 3.70%, 8/14/96 - 8/21/96               16,500
---------------------------------------------------------

 Cash Equivalent Fund                                                          9
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

NEW YORK                                         Value
---------------------------------------------------------
Nassau County
Revenue Anticipation Notes
    3.40%, 3/5/97                              $   10,020
---------------------------------------------------------
New York City
Municipal Water Finance Authority
    3.60%, 9/20/96                                  4,800
---------------------------------------------------------
State Dormitory Authority
    3.65%, 8/14/96 - 9/11/96                       11,400
NORTH CAROLINA
---------------------------------------------------------
Municipal Power Agency
    3.40% - 3.50%, 8/12/96 - 8/19/96               22,800
OHIO
---------------------------------------------------------
Air Quality Development Authority
    3.60%, 9/19/96                                  3,450
PENNSYLVANIA
---------------------------------------------------------
Philadelphia School District
Tax and Revenue Anticipation Notes
    4.00%, 6/30/97                                 11,049
TEXAS
---------------------------------------------------------
Austin
Combined Utility Systems
    3.40% - 3.45%, 8/20/96 - 8/21/96                6,850
---------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.65% - 3.75%, 8/8/96 - 9/25/96                17,500
---------------------------------------------------------
Houston
Water and Sewer System
    3.45%, 8/20/96                                  8,500
---------------------------------------------------------
Lower Colorado River Authority
    3.50%, 8/12/96                                  5,000
---------------------------------------------------------
Municipal Power Agency
    3.45%, 8/20/96                                  2,000
---------------------------------------------------------
San Antonio
Electric and Gas Systems
    3.25%, 9/12/96                                 16,000
---------------------------------------------------------
Tax and Revenue Anticipation Notes
    3.94%, 8/30/96                                  8,505
---------------------------------------------------------

                                                 Value
UTAH
---------------------------------------------------------
Intermountain Power Agency
    3.50%, 8/14/96 - 8/21/96                       28,900
VIRGINIA
---------------------------------------------------------
Chesterfield
Industrial Development Authority
    3.60%, 9/19/96                                  9,000
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.65%, 9/18/96 - 9/26/96                        6,390
---------------------------------------------------------
Norfolk
Industrial Development Authority
    3.65% - 3.70%, 8/8/96 - 8/12/96                11,000
---------------------------------------------------------
York County
Industrial Development Authority
    3.75%, 9/11/96                                  6,000
WYOMING
---------------------------------------------------------
Converse County
Pollution Control Revenue
    3.65%, 9/20/96                                  2,800
---------------------------------------------------------
TOTAL OTHER
SECURITIES--57.1%
(average maturity: 45 days)                       532,444
---------------------------------------------------------
TOTAL INVESTMENTS--100.2%
(average maturity: 28 days)                       933,628
---------------------------------------------------------
LIABILITIES, LESS CASH AND
OTHER ASSETS--(.2)%                                (2,064)
---------------------------------------------------------
NET ASSETS--100%                               $  931,564
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                          10
--------------------------------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1996. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At July 31, 1996, the aggregate value of illiquid securities was $69,863,000 in the Money Market Portfolio, which represented 2.5% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

Cash Equivalent Fund                                                          11
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH EQUIVALENT FUND

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising Cash Equivalent Fund, as of July 31, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Cash Equivalent Fund at July 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1992, in conformity with generally accepted accounting principles.

                                             ERNST & YOUNG LLP

Chicago, Illinois
September 18, 1996

 Cash Equivalent Fund                                                         12

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
July 31, 1996
(in thousands)

--------------------------------------------------------------------------------

                                                                               MONEY          GOVERNMENT
                                                                               MARKET         SECURITIES       TAX-EXEMPT
ASSETS                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                                      $2,102,990         609,570          933,628
------------------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                         665,000         982,000               --
------------------------------------------------------------------------------------------------------------------------
Cash                                                                             11,482           3,473            3,244
------------------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                                        6,138           7,276            6,267
------------------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                                  538             175               70
------------------------------------------------------------------------------------------------------------------------
  Securities sold                                                                    --              --              700
------------------------------------------------------------------------------------------------------------------------
      Total assets                                                            2,786,148       1,602,494          943,909
------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                       5,660           3,329            1,198
------------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                            3,512           3,585            1,394
------------------------------------------------------------------------------------------------------------------------
  Securities purchased                                                               --              --            9,041
------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                    398             230              167
------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                                         881             510              260
------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                            452             344               90
------------------------------------------------------------------------------------------------------------------------
  Other                                                                             650             368              195
------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                          11,553           8,366           12,345
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                  $2,774,595       1,594,128          931,564
------------------------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                            2,774,595       1,594,128          931,564
------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                                    $1.00            1.00             1.00
------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Equivalent Fund                                                         13

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended July 31, 1996
(in thousands)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                    MONEY          GOVERNMENT
                                                                                   MARKET          SECURITIES     TAX-EXEMPT
                                                                                  PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                                                  -----------------------------------------
INTEREST INCOME                                                                   $ 183,353          99,325          39,198
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                                      5,401           2,953           2,163
---------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                                          12,127           6,631           3,418
---------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                             10,212           3,791           1,398
---------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                               308             147              97
---------------------------------------------------------------------------------------------------------------------------
  Registration costs                                                                     89             190             123
---------------------------------------------------------------------------------------------------------------------------
  Professional fees                                                                      83              34              22
---------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                              110              75              56
---------------------------------------------------------------------------------------------------------------------------
    Total expenses                                                                   28,330          13,821           7,277
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               155,023          85,504          31,921
---------------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                    (22,662)             --              --
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                                     22,662              --              --
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $ 155,023          85,504          31,921
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended July 31, 1996 and 1995
(in thousands)

----------------------------------------------------------------------------------------------------------------------------
                                                MONEY MARKET             GOVERNMENT SECURITIES             TAX-EXEMPT
                                                  PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                         -----------------------------------------------------------------------------------
                                             1996           1995           1996          1995          1996          1995
                                         -----------------------------------------------------------------------------------
Operations, dividends and
capital share activity
Net investment income                    $    155,023        167,290        85,504        78,031        31,921        34,140
----------------------------------------------------------------------------------------------------------------------------
Net realized loss                             (22,662)            --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation              22,662        (22,662)           --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
Capital contribution from investment
manager                                            --         22,662            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                            (155,023)      (167,290)      (85,504)      (78,031)      (31,921)      (34,140)
----------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar
amounts and number of shares are the
same):
Shares sold                                11,488,265     11,972,864     5,702,420     5,708,371     3,741,602     3,660,114
----------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of
dividends                                     156,119        163,874        85,164        76,210        32,004        33,430
----------------------------------------------------------------------------------------------------------------------------
                                           11,644,384     12,136,738     5,787,584     5,784,581     3,773,606     3,693,544
Shares redeemed                           (12,463,083)   (11,930,689)   (5,978,554)   (5,537,494)   (3,951,903)   (3,720,584)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions and total increase
(decrease) in net assets                     (818,699)       206,049      (190,970)      247,087      (178,297)      (27,040)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                           3,593,294      3,387,245     1,785,098     1,538,011     1,109,861     1,136,901
----------------------------------------------------------------------------------------------------------------------------
End of year                              $  2,774,595      3,593,294     1,594,128     1,785,098       931,564     1,109,861
----------------------------------------------------------------------------------------------------------------------------

 Cash Equivalent Fund                                                         14

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Equivalent Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment valuation
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

Investment transactions and interest income
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

Expenses
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

Fund share valuation and dividends to shareholders
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all taxable realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

Federal income taxes
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

Management agreement
The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee for the Money Market and Government Securities Portfolios at an annual rate of .22% of the first $500 million of combined average daily net assets of those Portfolios declining to .15% of combined average daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets of such Portfolio declining to .15% of average daily net assets in excess of $3 billion. During the year ended July 31, 1996,

 Cash Equivalent Fund                                                         15
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

the Fund incurred management fees of $10,517,000.

Distribution agreement
The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of .38% of average daily net assets for the Money Market and Government Securities Portfolios and .33% of average daily net assets for the Tax-Exempt Portfolio. For the year ended July 31, 1996, the Fund incurred distribution fees of $22,176,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts that they maintain and service at an annual rate ranging from .15% to .40% for the Money Market and Government Securities Portfolios, and from .15% to .33% for the Tax-Exempt Portfolio. During the year ended July 31, 1996, KDI paid fees of $22,549,000 to various firms pursuant to the related service agreements.

Shareholder services agreement
Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $9,612,000 for the year ended July 31, 1996.

Officers and trustees
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended July 31, 1996, the Fund made no payments to its officers and incurred trustees' fees of $71,000 to independent trustees.

 Cash Equivalent Fund                                                         16

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                    YEAR ENDED JULY 31,
MONEY MARKET PORTFOLIO                                               1996         1995         1994         1993         1992
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                          .05          .05          .03          .03          .04
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         4.94%        4.95         2.82         2.60         4.09
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                              .89%         .87          .88          .85          .82
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                4.86%        4.84         2.78         2.57         4.01
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                       $2,774,595    3,593,294    3,387,245    3,616,636    3,916,708
-----------------------------------------------------------------------------------------------------------------------------

Note:

The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.

                                                                                    YEAR ENDED JULY 31,
GOVERNMENT SECURITIES PORTFOLIO                                      1996         1995         1994         1993         1992
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                          .05          .05          .03          .03          .04
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         5.00%        4.96         2.82         2.60         4.12
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                              .79%         .81          .81          .78          .75
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                4.90%        4.87         2.72         2.57         4.06
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                       $1,594,128    1,785,098    1,538,011    2,825,357    3,000,890
-----------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED JULY 31,
TAX-EXEMPT PORTFOLIO                                                 1996         1995         1994         1993         1992
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                          .03          .03          .02          .02          .03
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                        $1.00         1.00         1.00         1.00         1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         3.11%        3.21         2.05         2.12         3.29
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                              .70%         .68          .68          .64          .64
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                3.08%        3.15         2.02         2.09         3.21
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                         $931,564    1,109,861    1,136,901    1,417,307    1,289,560
-----------------------------------------------------------------------------------------------------------------------------

 Cash Equivalent Fund                                                         17
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1996 DIVIDENDS

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. All of the dividends from the Tax-Exempt Portfolio constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

                                          Cash Equivalent
                                          Fund

                                          Annual Report
                                          July 31, 1996

INVESTMENT MANAGER
Zurich Kemper Investments, Inc.

PRINCIPAL UNDERWRITER
Kemper Distributors, Inc.
120 South LaSalle Street
Chicago, IL 60603

This report is not to be distributed unless preceded or accompanied by a prospectus.

1020180  8/96      (RECYCLE LOGO) printed on recycled paper